[VERSION A]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              FLEX EDGE SUCCESS(R)

          SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 1, 2000
      The information contained in this supplement updates your prospectus.

================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

THE ALGER AMERICAN FUND                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------                                       ---------------------------------------
  MANAGED BY FRED ALGER MANAGEMENT, INC.                        MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   [DIAMOND] Alger American Leveraged AllCap Portfolio           [DIAMOND] VIP Contrafund(R) Portfolio
                                                                 [DIAMOND] VIP Growth Opportunities Portfolio
                                                                 [DIAMOND] VIP Growth Portfolio

These funds are not yet available to California residents and are pending California state approval.

================================================================================
IN THE "SPECIAL TERMS" SECTION OF YOUR PROSPECTUS THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT" IN YOUR PROSPECTUS:

THE ALGER AMERICAN FUND
     A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products. The following portfolios are currently available:

     VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
     o  Normally investing primarily in common stocks.
     o Investing in securities of companies whose value it believes is not fully recognized by the public.
     o  Investing in domestic and foreign issuers.
     o  Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

TF607                                                                Page 1 of 2

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
     o  Normally investing primarily in common stocks.
     o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
     o  Investing in domestic and foreign issuers.
     o  Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

     VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
     o  Normally investing primarily in common stocks.
     o Investing in companies that it believes have above-average growth potential.
     o  Investing in securities of domestic and foreign issuers.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

================================================================================
THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

[DIAMOND] Fred Alger Management, Inc.                        [DIAMOND] Fidelity Management & Research Company
          o  Alger American Leveraged AllCap Portfolio                 o  VIP Contrafund(R) Portfolio
                                                                       o  VIP Growth Opportunities Portfolio
                                                                       o  VIP Growth Portfolio

================================================================================
THE FOLLOWING ARE ADDED TO THE CHARTS IN "PERFORMANCE HISTORY," APPENDIX A:

-----------------------------------------------------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                            INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio.............    1/25/95       76.43%        N/A          N/A           45.23%
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio...........................    11/3/97       22.99%        N/A          N/A           23.54%
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio....................    11/3/97        3.20%        N/A          N/A           13.96%
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio..................................    11/3/97       36.01%        N/A          N/A           34.18%
-----------------------------------------------------------------------------------------------------------------------------

                                                    ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
                 SERIES                                                  1996         1997        1998           1999
-----------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio...........................   11.14%       18.73%      56.57%          76.64%
-----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio.........................................     N/A         N/A        28.90%          23.16%
-----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio..................................     N/A         N/A        23.51%           3.35%
-----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio................................................     N/A         N/A        38.27%          36.19%
-----------------------------------------------------------------------------------------------------------------------------

================================================================================

        KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF607                                                                Page 2 of 2

                                                                     [VERSION A]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT


                                  JOINT EDGE(R)

          SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 1, 2000 The information contained in this supplement updates your prospectus.

================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR
PROSPECTUS:


THE ALGER AMERICAN FUND                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------                                         ---------------------------------------
   MANAGED BY FRED ALGER MANAGEMENT, INC.                          MANAGED BY FIDELITY MANAGEMENT & RESEARCH
   [diamond] Alger American Leveraged AllCap Portfolio             COMPANY
                                                                   [diamond] VIP Contrafund(R) Portfolio
                                                                   [diamond] VIP Growth Opportunities Portfolio
                                                                   [diamond] VIP Growth Portfolio

These funds are not yet available to California residents and are pending California state approval.

================================================================================
IN THE "SPECIAL TERMS" SECTION OF YOUR PROSPECTUS THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT" IN YOUR PROSPECTUS:

THE ALGER AMERICAN FUND
     A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products. The following portfolios are currently available:

     VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Investing in securities of companies whose value it believes is not fully recognized by the public.
     o Investing in domestic and foreign issuers.
     o Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


TF605                                                                Page 1 of 2

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
     o Investing in domestic and foreign issuers.
     o Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

     VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Investing in companies that it believes have above-average growth potential.
     o Investing in securities of domestic and foreign issuers.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

================================================================================
THE FOLLOWING INVESTMENT ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

[diamond] Fred Alger Management, Inc.                           [diamond] Fidelity Management & Research Company
          o Alger American Leveraged AllCap Portfolio                     o   VIP Contrafund(R) Portfolio
                                                                          o   VIP Growth Opportunities Portfolio
                                                                          o   VIP Growth Portfolio

================================================================================
THE FOLLOWING ARE ADDED TO THE CHARTS IN "PERFORMANCE HISTORY," APPENDIX A:

----------------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  SINCE
SUBACCOUNT                                               INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS     INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio................    1/25/95       74.54%        N/A          N/A          44.83%
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio..............................    11/3/97       21.45%        N/A          N/A          22.77%
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio.......................    11/3/97        1.82%        N/A          N/A          13.25%
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio.....................................    11/3/97       34.38%        N/A          N/A          33.34%
-----------------------------------------------------------------------------------------------------------------------------


                                                             ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
                              SERIES                                        1996         1997        1998           1999
-----------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio..............................   11.14%       18.73%      56.57%         76.64%
-----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio............................................    N/A          N/A        28.90%         23.16%
-----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio.....................................    N/A          N/A        23.51%          3.35%
-----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio...................................................    N/A          N/A        38.27%         36.19%
-----------------------------------------------------------------------------------------------------------------------------

================================================================================


         KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


TF605                                                                Page 2 of 2

                                                                     [VERSION B]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT


                                  FLEX EDGE(SM)

          SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 1, 2000 The information contained in this supplement updates your prospectus.

================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

THE ALGER AMERICAN FUND                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------                                        ---------------------------------------
   MANAGED BY FRED ALGER MANAGEMENT, INC.                         MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   [diamond] Alger American Leveraged AllCap Portfolio            [diamond] VIP Contrafund(R) Portfolio
                                                                  [diamond] VIP Growth Opportunities Portfolio
                                                                  [diamond] VIP Growth Portfolio


These funds are not yet available to California residents and are pending California state approval.

================================================================================
IN THE "SPECIAL TERMS" SECTION OF YOUR PROSPECTUS THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT" IN YOUR PROSPECTUS:

THE ALGER AMERICAN FUND
     A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products. The following portfolios are currently available:

     VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Investing in securities of companies whose value it believes is not fully recognized by the public.
     o Investing in domestic and foreign issuers.
     o Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


TF606                                                                Page 1 of 2

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
     o Investing in domestic and foreign issuers.
     o Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

     VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Investing in companies that it believes have above-average growth potential.
     o Investing in securities of domestic and foreign issuers.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

================================================================================
THE FOLLOWING INVESTMENT ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

[diamond] Fred Alger Management, Inc.                           [diamond] Fidelity Management & Research Company
          o   Alger American Leveraged AllCap Portfolio                   o   VIP Contrafund(R) Portfolio
                                                                          o   VIP Growth Opportunities Portfolio
                                                                          o   VIP Growth Portfolio

================================================================================
THE FOLLOWING ARE ADDED TO THE CHARTS IN "PERFORMANCE HISTORY," APPENDIX A:

--------------------------------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                              INCEPTION DATE   1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio...............   1/25/95       74.54%        N/A          N/A          44.83%
----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio.............................   11/3/97       21.45%        N/A          N/A          22.77%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio......................   11/3/97        1.82%        N/A          N/A          13.25%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio....................................   11/3/97       34.38%        N/A          N/A          33.34%
----------------------------------------------------------------------------------------------------------------------------


                                                        ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------
                       SERIES                                             1996         1997        1998          1999
----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio............................    11.14%       18.73%      56.57%        76.64%
----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio..........................................     N/A          N/A        28.90%        23.16%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio...................................     N/A          N/A        23.51%         3.35%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio.................................................     N/A          N/A        38.27%        36.19%
----------------------------------------------------------------------------------------------------------------------------

================================================================================


        KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



TF606                                                                Page 2 of 2

                                                                     [VERSION C]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                                INDIVIDUAL EDGE(SM)

          SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 1, 2000
       The information contained in this supplement updates your prospectus.

================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:


THE ALGER AMERICAN FUND                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------                                     ---------------------------------------
 MANAGED BY FRED ALGER MANAGEMENT, INC.                      MANAGED BY FIDELITY MANAGEMENT & Research
 [diamond] Alger American Leveraged AllCap Portfolio         COMPANY
                                                             [diamond] VIP Contrafund(R) Portfolio
                                                             [diamond] VIP Growth Opportunities Portfolio
                                                             [diamond] VIP Growth Portfolio


These funds are not yet available to California residents and are pending California state approval.

================================================================================
IN THE "SPECIAL TERMS" SECTION OF YOUR PROSPECTUS THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT" IN YOUR PROSPECTUS:

THE ALGER AMERICAN FUND
     A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
     Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products Fund. The following portfolios are currently available:

     VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Investing in securities of companies whose value it believes is not fully recognized by the public.
     o Investing in domestic and foreign issuers.
     o Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

TF 593                                                              Page 1 of 2

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
     o Investing in domestic and foreign issuers.
     o Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

     VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Investing in companies that it believes have above-average growth potential.
     o Investing in securities of domestic and foreign issuers.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

================================================================================
THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:



[diamond] Fred Alger Management, Inc.                  [diamond] Fidelity Management & Research Company
          o Alger American Leveraged AllCap Portfolio            o VIP Contrafund(R) Portfolio
                                                                 o VIP Growth Opportunities Portfolio
                                                                 o VIP Growth Portfolio



================================================================================
 THE FOLLOWING ARE ADDED TO THE CHARTS IN "PERFORMANCE HISTORY," APPENDIX A:

=================================================================================================================
                       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999
=================================================================================================================
                                                                                                       SINCE
SUBACCOUNT                                    INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS     INCEPTION
=================================================================================================================
Alger American Leveraged AllCap Portfolio......   1/25/95       76.43%        N/A         N/A         45.23%
-----------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio.....................  11/3/97       22.99%        N/A         N/A         23.54%
-----------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio.............   11/3/97        3.20%        N/A         N/A         13.96%
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio...........................   11/3/97       36.01%        N/A         N/A         34.18%
=================================================================================================================


                                              ANNUAL TOTAL RETURN
=================================================================================================================
                   SERIES                                    1996        1997         1998         1999
-----------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio................  11.14%       18.73%       56.57%       76.64%
-----------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio..............................   N/A          N/A         28.90%       23.16%
-----------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio......................    N/A          N/A         23.51%        3.35%
-----------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio....................................    N/A          N/A         38.27%       36.19%
=================================================================================================================

================================================================================

        KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF 593                                                                    2 of 2